Leases (Details) - Schedule of reconciliation of asset balances - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Leases (Details) - Schedule of reconciliation of asset balances [Line Items]
Balance as of begining	[1]	$ 43,195	$ 38,296
Addition to right-of-use asset		7,282	11,022
Depreciation		(4,223)	(4,598)
Derecognition of contracts		(270)
Reclassifications and others		(628)
Effect of changes in foreign exchange rates		(5,189)	(1,525)
Balance as of ending		40,167	43,195	[1]
Land and Buildings [Member]
Leases (Details) - Schedule of reconciliation of asset balances [Line Items]
Balance as of begining		34,886	30,874
Addition to right-of-use asset		6,573	8,543
Depreciation		(3,311)	(3,345)
Derecognition of contracts		(126)
Reclassifications and others		559
Effect of changes in foreign exchange rates		(4,188)	(1,186)
Balance as of ending		34,393	34,886
Equipment and Machinery [Member]
Leases (Details) - Schedule of reconciliation of asset balances [Line Items]
Balance as of begining		6,975	6,609
Addition to right-of-use asset		709	1,415
Depreciation		(463)	(744)
Derecognition of contracts		(58)
Reclassifications and others		(1,155)
Effect of changes in foreign exchange rates		(932)	(305)
Balance as of ending		5,076	6,975
Vehicles [Member]
Leases (Details) - Schedule of reconciliation of asset balances [Line Items]
Balance as of begining		32	79
Addition to right-of-use asset			(12)
Depreciation			(34)
Derecognition of contracts
Reclassifications and others		(32)
Effect of changes in foreign exchange rates			(1)
Balance as of ending			32
Computers [Member]
Leases (Details) - Schedule of reconciliation of asset balances [Line Items]
Balance as of begining		1,302	734
Addition to right-of-use asset			1,076
Depreciation		(449)	(475)
Derecognition of contracts		(86)
Reclassifications and others
Effect of changes in foreign exchange rates		(69)	(33)
Balance as of ending		$ 698	$ 1,302

[1]	Refer to Note 2.4